Net Employee Defined Benefit Liabilities - Schedule of Principal Assumptions Underlying the Defined Benefit Plan (Details)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Principal Assumptions Underlying the Defined Benefit Plan [Abstract]
Discount rate	[1]		5.32%
Expected rate of salary increase		2.50%	3.18%

[1]	The discount rate is based on high-quality CPI-linked corporate bonds.